JPMorgan Ultra-Short Income ETF
Schedule of Portfolio Investments as of November 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 37.2%
Aerospace & Defense — 0.5%
Boeing Co. (The) 4.51%, 5/1/2023	31,519,000	31,405,142
Leidos, Inc. 2.95%, 5/15/2023	46,063,000	45,584,578
Northrop Grumman Corp. 3.25%, 8/1/2023	37,294,000	36,880,981
		113,870,701
Automobiles — 1.5%
BMW US Capital LLC (Germany)
3.80%, 4/6/2023 (a)	72,574,000	72,320,137
2.25%, 9/15/2023 (a) (b)	3,130,000	3,068,121
(SOFRINDX + 0.53%), 4.35%, 4/1/2024 (a) (c)	22,838,000	22,688,752
Hyundai Capital America
2.38%, 2/10/2023 (a)	9,809,000	9,749,274
0.80%, 4/3/2023 (a)	42,540,000	41,842,713
5.75%, 4/6/2023 (a)	13,857,000	13,873,351
4.13%, 6/8/2023 (a)	837,000	831,886
1.25%, 9/18/2023 (a)	1,272,000	1,228,895
4.30%, 2/1/2024 (a)	876,000	862,005
0.88%, 6/14/2024 (a)	30,000,000	27,868,213
Kia Corp. (South Korea)
3.00%, 4/25/2023 (a)	8,970,000	8,878,058
1.00%, 4/16/2024 (a)	12,580,000	11,798,153
Mercedes-Benz Finance North America LLC (Germany)
3.35%, 2/22/2023 (a) (b)	250,000	249,039
3.70%, 5/4/2023 (a)	4,845,000	4,812,173
0.75%, 3/1/2024 (a)	1,065,000	1,008,079
Volkswagen Group of America Finance LLC (Germany)
3.13%, 5/12/2023 (a)	80,814,000	80,065,176
4.25%, 11/13/2023 (a)	10,686,000	10,566,675
0.88%, 11/22/2023 (a)	14,938,000	14,297,065
		326,007,765
Banks — 14.4%
ANZ New Zealand Int'l Ltd. (New Zealand) 1.90%, 2/13/2023 (a) (b)	9,790,000	9,732,898
ASB Bank Ltd. (New Zealand)
3.75%, 6/14/2023 (a)	13,938,000	13,851,014
(ICE LIBOR USD 3 Month + 0.97%), 4.24%, 6/14/2023 (a) (b) (c)	8,887,000	8,893,678
Banco Bilbao Vizcaya Argentaria SA (Spain) 0.88%, 9/18/2023	200,000	193,077
Banco Santander SA (Spain)
3.13%, 2/23/2023	87,264,000	86,786,553
(ICE LIBOR USD 3 Month + 1.09%), 5.78%, 2/23/2023 (c)	6,000,000	6,001,208
3.85%, 4/12/2023	65,583,000	65,233,364
(ICE LIBOR USD 3 Month + 1.12%), 5.04%, 4/12/2023 (c)	4,000,000	3,997,677
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 0.70%, 6/30/2024 (c)	37,000,000	35,800,562
Bank of America Corp.
3.30%, 1/11/2023	1,907,000	1,903,831
4.10%, 7/24/2023	1,101,000	1,096,558
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (c)	41,219,000	41,170,721
(SOFR + 1.46%), 1.49%, 5/19/2024 (c)	6,834,000	6,708,403
(SOFR + 0.41%), 0.52%, 6/14/2024 (c)	75,060,000	72,843,700

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(ICE LIBOR USD 3 Month + 0.97%), 3.46%, 3/15/2025 (c)	2,392,000	2,328,532
(SOFR + 0.69%), 0.98%, 4/22/2025 (c)	42,672,000	39,860,365
(SOFR + 1.11%), 3.84%, 4/25/2025 (c)	75,312,000	73,445,617
Bank of Montreal (Canada)
(SOFRINDX + 0.68%), 4.51%, 3/10/2023 (c)	59,757,000	59,776,720
(SOFRINDX + 0.27%), 4.09%, 4/14/2023 (c)	90,125,000	90,013,521
(SOFRINDX + 0.35%), 4.18%, 12/8/2023 (c)	14,990,000	14,899,910
Bank of Nova Scotia (The) (Canada)
1.95%, 2/1/2023 (b)	24,106,000	24,004,138
1.63%, 5/1/2023	12,270,000	12,093,150
0.80%, 6/15/2023	5,025,000	4,905,356
0.55%, 9/15/2023	166,000	160,360
Banque Federative du Credit Mutuel SA (France)
3.75%, 7/20/2023 (a)	14,865,000	14,717,226
0.65%, 2/27/2024 (a)	5,485,000	5,181,859
Barclays plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (c)	29,647,000	28,035,348
BNP Paribas SA (France)
3.50%, 3/1/2023 (a)	212,296,000	211,235,263
3.80%, 1/10/2024 (a)	54,645,000	53,717,466
BNZ International Funding Ltd. (New Zealand) 3.38%, 3/1/2023 (a)	13,260,000	13,209,252
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.80%), 4.65%, 3/17/2023 (c)	46,199,000	46,215,863
(SOFRINDX + 0.40%), 4.23%, 12/14/2023 (c)	50,032,000	49,682,779
(SOFR + 0.94%), 4.76%, 4/7/2025 (b) (c)	95,598,000	94,504,105
Citigroup, Inc.
3.38%, 3/1/2023	1,007,000	1,002,846
(SOFR + 1.67%), 1.68%, 5/15/2024 (c)	500,000	491,503
(ICE LIBOR USD 3 Month + 1.02%), 4.04%, 6/1/2024 (c)	1,937,000	1,921,393
Citizens Bank NA
3.70%, 3/29/2023	58,330,000	58,096,188
(ICE LIBOR USD 3 Month + 0.95%), 4.59%, 3/29/2023 (c)	16,770,000	16,782,711
Commonwealth Bank of Australia (Australia) (ICE LIBOR USD 3 Month + 0.70%), 4.18%, 3/16/2023 (a) (c)	5,300,000	5,304,324
Cooperatieve Rabobank UA (Netherlands)
3.88%, 9/26/2023 (a) (b)	2,850,000	2,814,623
0.38%, 1/12/2024	650,000	617,962
(SOFRINDX + 0.30%), 4.12%, 1/12/2024 (c)	60,834,000	60,485,421
Credit Agricole SA (France)
3.75%, 4/24/2023 (a)	119,265,000	118,494,849
(ICE LIBOR USD 3 Month + 1.02%), 5.34%, 4/24/2023 (a) (c)	1,916,000	1,918,801
DNB Bank ASA (Norway) 2.15%, 12/2/2022 (a)	35,121,000	35,121,000
Federation des Caisses Desjardins du Quebec (Canada)
0.70%, 5/21/2024 (a)	26,044,000	24,332,013
(SOFR + 0.43%), 4.24%, 5/21/2024 (a) (c)	41,345,000	40,832,423
Fifth Third Bancorp
1.63%, 5/5/2023	18,545,000	18,277,193
3.65%, 1/25/2024	2,742,000	2,699,012
First Republic Bank (SOFR + 0.62%), 1.91%, 2/12/2024 (c)	592,000	587,015

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
HSBC Holdings plc (United Kingdom)
3.60%, 5/25/2023	5,436,000	5,397,228
(SOFR + 0.53%), 0.73%, 8/17/2024 (c)	63,688,000	60,969,327
(SOFR + 0.71%), 0.98%, 5/24/2025 (c)	59,681,000	54,900,297
ING Groep NV (Netherlands) 4.10%, 10/2/2023	14,532,000	14,388,615
KeyBank NA
1.25%, 3/10/2023	3,444,000	3,411,841
(SOFR + 0.32%), 0.43%, 6/14/2024 (c)	68,003,000	66,047,772
Lloyds Banking Group plc (United Kingdom)
4.05%, 8/16/2023	27,349,000	27,098,986
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.70%, 5/11/2024 (c)	45,000,000	43,914,752
M&T Bank Corp. (ICE LIBOR USD 3 Month + 0.68%), 5.01%, 7/26/2023 (c)	7,000,000	7,003,659
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.46%, 3/2/2023	44,340,000	44,177,857
3.76%, 7/26/2023	19,164,000	18,984,820
(ICE LIBOR USD 3 Month + 0.86%), 5.19%, 7/26/2023 (c)	1,594,000	1,597,001
2.53%, 9/13/2023	1,247,000	1,218,993
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 0.85%, 9/15/2024 (c)	47,145,000	45,322,476
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 0.96%, 10/11/2025 (c)	33,780,000	31,000,754
Mizuho Financial Group, Inc. (Japan)
3.55%, 3/5/2023	16,442,000	16,383,712
(ICE LIBOR USD 3 Month + 0.79%), 3.95%, 3/5/2023 (c)	13,182,000	13,188,609
(ICE LIBOR USD 3 Month + 0.63%), 5.39%, 5/25/2024 (c)	10,000,000	9,933,647
(SOFR + 1.25%), 1.24%, 7/10/2024 (c)	19,000,000	18,460,483
(SOFR + 0.87%), 0.85%, 9/8/2024 (c)	63,901,000	61,388,165
(ICE LIBOR USD 3 Month + 1.00%), 3.92%, 9/11/2024 (c)	27,646,000	27,204,859
MUFG Bank Ltd. (Japan) 4.10%, 9/9/2023 (a)	200,000	197,676
National Australia Bank Ltd. (Australia)
(ICE LIBOR USD 3 Month + 0.41%), 3.66%, 12/13/2022 (a) (c)	3,563,000	3,562,645
3.00%, 1/20/2023 (b)	5,600,000	5,588,084
2.88%, 4/12/2023	3,345,000	3,323,224
National Bank of Canada (Canada)
2.10%, 2/1/2023	68,667,000	68,389,052
(SOFR + 1.01%), 3.75%, 6/9/2025 (b) (c)	45,529,000	44,318,838
NatWest Group plc (United Kingdom)
3.88%, 9/12/2023	73,172,000	72,289,695
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.15%), 2.36%, 5/22/2024 (c)	133,000	130,452
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (c)	10,045,000	9,774,115
NatWest Markets plc (United Kingdom)
2.38%, 5/21/2023 (a)	12,650,000	12,437,692
(SOFR + 0.53%), 4.34%, 8/12/2024 (a) (c)	19,015,000	18,712,357
Nordea Bank Abp (Finland)
1.00%, 6/9/2023 (a)	17,512,000	17,142,647
3.75%, 8/30/2023 (a)	20,954,000	20,686,278
PNC Bank NA 3.50%, 6/8/2023	3,000,000	2,978,005
PNC Financial Services Group, Inc. (The) 3.50%, 1/23/2024	9,103,000	8,962,900
Royal Bank of Canada (Canada)
1.95%, 1/17/2023	479,000	477,492

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
1.60%, 4/17/2023	26,338,000	26,024,728
(SOFRINDX + 0.45%), 4.26%, 10/26/2023 (c)	33,530,000	33,372,403
Santander UK plc (United Kingdom) 2.10%, 1/13/2023	21,152,000	21,073,591
Skandinaviska Enskilda Banken AB (Sweden)
2.20%, 12/12/2022 (a)	10,957,000	10,948,476
0.55%, 9/1/2023 (a)	1,060,000	1,023,059
Societe Generale SA (France)
4.25%, 9/14/2023 (a)	21,607,000	21,370,662
3.88%, 3/28/2024 (a)	15,819,000	15,450,632
2.63%, 10/16/2024 (a)	20,595,000	19,400,129
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.99%, 1/12/2025 (a) (c)	10,000,000	9,341,980
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.88%), 1.21%, 3/23/2025 (a) (c)	12,000,000	11,247,578
(SOFR + 1.74%), 5.56%, 3/30/2026 (a) (c)	10,609,000	10,450,526
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.10%, 1/17/2023	4,919,000	4,907,983
(ICE LIBOR USD 3 Month + 0.74%), 4.82%, 1/17/2023 (c)	3,375,000	3,374,899
3.75%, 7/19/2023	2,175,000	2,154,465
3.94%, 10/16/2023	10,000,000	9,885,963
Sumitomo Mitsui Trust Bank Ltd. (Japan)
0.80%, 9/12/2023 (a)	20,499,000	19,790,840
0.85%, 3/25/2024 (a)	23,302,000	21,975,636
(SOFR + 0.44%), 4.27%, 9/16/2024 (a) (c)	33,827,000	33,579,285
Toronto-Dominion Bank (The) (Canada)
1.90%, 12/1/2022 (b)	3,189,000	3,189,000
0.25%, 1/6/2023	53,078,000	52,855,872
(SOFR + 0.24%), 4.06%, 1/6/2023 (c)	73,141,000	73,126,372
(SOFR + 0.48%), 4.29%, 1/27/2023 (c)	29,380,000	29,383,833
0.30%, 6/2/2023 (b)	3,714,000	3,632,727
(SOFR + 0.22%), 4.05%, 6/2/2023 (c)	84,848,000	84,640,801
0.75%, 6/12/2023 (b)	48,222,000	47,188,585
0.45%, 9/11/2023	548,000	529,030
Truist Bank (SOFR + 0.20%), 4.02%, 1/17/2024 (c)	99,246,000	98,342,322
Truist Financial Corp. 2.20%, 3/16/2023	2,946,000	2,925,787
Wells Fargo & Co.
3.75%, 1/24/2024	294,000	289,936
(SOFR + 1.60%), 1.65%, 6/2/2024 (c)	51,914,000	50,975,443
(SOFR + 0.51%), 0.80%, 5/19/2025 (c)	19,800,000	18,454,194
(SOFR + 1.32%), 3.91%, 4/25/2026 (c)	24,500,000	23,738,468
Westpac Banking Corp. (Australia)
2.75%, 1/11/2023 (b)	18,091,000	18,061,158
2.00%, 1/13/2023	1,140,000	1,136,829
		3,226,787,548
Beverages — 0.4%
Coca-Cola Europacific Partners plc (United Kingdom) 0.50%, 5/5/2023 (a)	54,995,000	53,814,537
Constellation Brands, Inc. 3.60%, 5/9/2024	14,562,000	14,275,250

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Beverages — continued
Heineken NV (Netherlands) 2.75%, 4/1/2023 (a)	15,352,000	15,222,926
Keurig Dr Pepper, Inc. 3.13%, 12/15/2023	7,035,000	6,892,860
		90,205,573
Building Products — 0.0% ^
Carlisle Cos., Inc. 0.55%, 9/1/2023	2,027,000	1,955,842
Capital Markets — 3.6%
Bank of New York Mellon Corp. (The)
1.85%, 1/27/2023	1,210,000	1,205,218
2.95%, 1/29/2023	396,000	394,799
3.50%, 4/28/2023	1,018,000	1,012,668
Charles Schwab Corp. (The)
2.65%, 1/25/2023	3,499,000	3,487,802
(SOFRINDX + 0.50%), 4.32%, 3/18/2024 (c)	1,642,000	1,630,843
Credit Suisse AG (Switzerland)
1.00%, 5/5/2023 (b)	8,715,000	8,364,375
Series FXD, 0.52%, 8/9/2023	50,000,000	47,642,181
(SOFRINDX + 0.39%), 4.20%, 2/2/2024 (c)	40,999,000	38,994,149
Goldman Sachs Group, Inc. (The)
0.52%, 3/8/2023	32,717,000	32,354,793
(SOFR + 0.57%), 0.67%, 3/8/2024 (c)	77,500,000	76,353,613
Macquarie Bank Ltd. (Australia) (SOFR + 0.30%), 4.12%, 4/6/2023 (a) (c)	140,000,000	139,917,400
Morgan Stanley
3.13%, 1/23/2023	11,278,000	11,256,365
3.75%, 2/25/2023	5,500,000	5,486,085
(SOFR + 0.47%), 4.29%, 11/10/2023 (c)	21,754,000	21,657,086
(SOFR + 0.46%), 0.53%, 1/25/2024 (c)	8,363,000	8,282,650
(SOFR + 0.62%), 0.73%, 4/5/2024 (c)	38,073,000	37,317,373
(SOFR + 1.16%), 3.62%, 4/17/2025 (c)	95,300,000	92,883,159
(SOFR + 0.53%), 0.79%, 5/30/2025 (c)	25,000,000	23,164,606
State Street Corp. 3.70%, 11/20/2023	6,479,000	6,404,308
UBS AG (Switzerland)
0.38%, 6/1/2023 (a)	61,462,000	60,046,897
(SOFR + 0.36%), 4.17%, 2/9/2024 (a) (c)	23,894,000	23,732,948
(SOFR + 0.45%), 4.26%, 8/9/2024 (a) (c)	30,423,000	30,144,011
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 1.01%, 7/30/2024 (a) (c)	36,500,000	35,377,209
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 4.49%, 8/5/2025 (a) (c)	71,499,000	70,029,114
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 4.49%, 5/12/2026 (a) (c)	33,653,000	32,792,249
		809,931,901
Chemicals — 0.3%
Air Liquide Finance SA (France) 2.25%, 9/27/2023 (a)	17,489,000	17,054,292
Chevron Phillips Chemical Co. LLC 3.30%, 5/1/2023 (a)	4,703,000	4,655,382
Nutrien Ltd. (Canada) 1.90%, 5/13/2023	22,880,000	22,525,751
Sherwin-Williams Co. (The) 4.05%, 8/8/2024 (b)	10,400,000	10,236,621
Westlake Corp. 0.88%, 8/15/2024	4,583,000	4,252,549
		58,724,595

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Construction Materials — 0.1%
Martin Marietta Materials, Inc. 0.65%, 7/15/2023	16,655,000	16,182,274
Consumer Finance — 3.2%
AerCap Ireland Capital DAC (Ireland)
4.13%, 7/3/2023	20,510,000	20,325,701
1.15%, 10/29/2023	57,979,000	55,406,094
American Express Co.
2.65%, 12/2/2022	5,685,000	5,685,000
3.40%, 2/27/2023	5,495,000	5,480,294
(ICE LIBOR USD 3 Month + 0.65%), 5.39%, 2/27/2023 (c)	834,000	833,638
3.70%, 8/3/2023	3,130,000	3,104,939
0.75%, 11/3/2023	514,000	494,555
3.38%, 5/3/2024	13,210,000	12,949,857
American Honda Finance Corp.
(ICE LIBOR USD 3 Month + 0.15%), 4.81%, 2/22/2023 (c)	99,001,000	99,029,298
0.35%, 4/20/2023	7,431,000	7,306,277
1.95%, 5/10/2023	14,987,000	14,808,086
0.88%, 7/7/2023 (b)	9,506,000	9,273,544
Capital One Financial Corp.
(ICE LIBOR USD 3 Month + 0.72%), 5.13%, 1/30/2023 (c)	891,000	890,982
2.60%, 5/11/2023	95,472,000	94,436,640
Caterpillar Financial Services Corp.
3.45%, 5/15/2023	590,000	586,193
0.65%, 7/7/2023 (b)	16,000,000	15,613,302
3.75%, 11/24/2023	971,000	960,038
General Motors Financial Co., Inc.
(SOFR + 1.20%), 5.01%, 11/17/2023 (c)	23,000,000	22,902,244
1.05%, 3/8/2024	18,436,000	17,440,321
Hyundai Capital Services, Inc. (South Korea) 0.75%, 9/15/2023 (a)	13,658,000	12,986,197
John Deere Capital Corp.
2.80%, 1/27/2023	573,000	571,165
(SOFR + 0.12%), 3.94%, 7/10/2023 (c)	57,027,000	56,914,006
Toyota Motor Credit Corp.
(ICE LIBOR USD 3 Month + 0.39%), 4.30%, 1/11/2023 (c)	19,370,000	19,360,623
(SOFR + 0.20%), 4.00%, 2/13/2023 (b) (c)	74,615,000	74,577,692
0.40%, 4/6/2023 (b)	68,327,000	67,333,022
(SOFR + 0.75%), 4.55%, 7/25/2023 (c)	64,017,000	64,061,693
0.45%, 1/11/2024	881,000	839,546
(SOFRINDX + 0.33%), 4.15%, 1/11/2024 (c)	41,950,000	41,818,605
		725,989,552
Diversified Financial Services — 1.6%
AIG Global Funding
0.80%, 7/7/2023 (a)	8,310,000	8,101,370
0.40%, 9/13/2023 (a)	39,623,000	38,193,603
(SOFR + 0.38%), 4.21%, 12/15/2023 (a) (c)	48,943,000	48,812,780
Citigroup Global Markets Holdings, Inc. 0.75%, 6/7/2024	29,285,000	27,482,424
Element Fleet Management Corp. (Canada) 1.60%, 4/6/2024 (a)	15,298,000	14,461,616
Jackson Financial, Inc. 1.13%, 11/22/2023	24,823,000	23,801,751

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Financial Services — continued
National Rural Utilities Cooperative Finance Corp.
Series D, (ICE LIBOR USD 3 Month + 0.07%), 4.71%, 2/16/2023 (c)	65,911,000	65,945,951
(SOFR + 0.40%), 4.21%, 8/7/2023 (b) (c)	11,905,000	11,860,819
NTT Finance Corp. (Japan)
0.37%, 3/3/2023 (a) (b)	84,476,000	83,494,389
0.58%, 3/1/2024 (a)	320,000	302,896
Siemens Financieringsmaatschappij NV (Germany)
0.40%, 3/11/2023 (a)	14,889,000	14,716,858
(SOFR + 0.43%), 4.26%, 3/11/2024 (a) (c)	23,914,000	23,746,602
		360,921,059
Diversified Telecommunication Services — 0.2%
AT&T, Inc. (SOFRINDX + 0.64%), 4.46%, 3/25/2024 (c)	24,755,000	24,571,607
Deutsche Telekom International Finance BV (Germany) 2.49%, 9/19/2023 (a)	15,070,000	14,765,248
		39,336,855
Electric Utilities — 1.0%
American Electric Power Co., Inc. Series M, 0.75%, 11/1/2023	9,684,000	9,279,220
Emera US Finance LP (Canada) 0.83%, 6/15/2024	11,121,000	10,307,749
Entergy Louisiana LLC 0.62%, 11/17/2023	9,363,000	8,973,024
Eversource Energy
2.80%, 5/1/2023	14,173,000	14,048,450
Series T, (SOFRINDX + 0.25%), 4.06%, 8/15/2023 (c)	22,322,000	22,228,129
Series N, 3.80%, 12/1/2023	174,000	171,938
Florida Power & Light Co. (SOFRINDX + 0.38%), 4.20%, 1/12/2024 (c)	49,271,000	48,780,471
NextEra Energy Capital Holdings, Inc.
(ICE LIBOR USD 3 Month + 0.27%), 4.93%, 2/22/2023 (c)	31,052,000	31,045,110
0.65%, 3/1/2023	30,294,000	29,983,938
(SOFRINDX + 0.54%), 4.37%, 3/1/2023 (c)	20,905,000	20,888,419
(SOFRINDX + 0.40%), 4.21%, 11/3/2023 (c)	5,000,000	4,957,289
4.26%, 9/1/2024	13,097,000	12,927,346
Virginia Electric and Power Co. Series C, 2.75%, 3/15/2023	11,008,000	10,941,616
		224,532,699
Electronic Equipment, Instruments & Components — 0.3%
TD SYNNEX Corp. 1.25%, 8/9/2024	24,822,000	22,963,319
Teledyne Technologies, Inc. 0.65%, 4/1/2023	51,537,000	50,673,812
		73,637,131
Entertainment — 0.1%
Take-Two Interactive Software, Inc. 3.30%, 3/28/2024	20,386,000	19,843,961
TWDC Enterprises 18 Corp. 2.35%, 12/1/2022 (b)	5,400,000	5,400,000
		25,243,961
Food & Staples Retailing — 0.5%
7-Eleven, Inc. 0.63%, 2/10/2023 (a)	114,896,000	113,879,170
Kroger Co. (The) 3.85%, 8/1/2023	4,554,000	4,519,907
		118,399,077

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Food Products — 0.1%
Conagra Brands, Inc. 0.50%, 8/11/2023	23,177,000	22,430,151
Kellogg Co. 2.65%, 12/1/2023 (b)	3,269,000	3,191,881
		25,622,032
Gas Utilities — 1.0%
Atmos Energy Corp.
0.63%, 3/9/2023	55,468,000	54,874,031
(ICE LIBOR USD 3 Month + 0.38%), 3.57%, 3/9/2023 (c)	92,141,000	92,043,525
CenterPoint Energy Resources Corp.
0.70%, 3/2/2023	25,649,000	25,356,665
(ICE LIBOR USD 3 Month + 0.50%), 3.60%, 3/2/2023 (c)	16,053,000	16,040,096
ONE Gas, Inc. 0.85%, 3/11/2023	24,495,000	24,440,974
Southern Natural Gas Co. LLC 0.63%, 4/28/2023 (a)	4,600,000	4,497,012
		217,252,303
Health Care Providers & Services — 0.5%
Aetna, Inc. 2.80%, 6/15/2023	9,649,000	9,532,165
AmerisourceBergen Corp. 0.74%, 3/15/2023	19,780,000	19,538,534
Cigna Corp. (ICE LIBOR USD 3 Month + 0.89%), 4.97%, 7/15/2023 (c)	14,963,000	14,995,634
Elevance Health, Inc.
2.95%, 12/1/2022	6,928,000	6,928,000
3.30%, 1/15/2023	6,166,000	6,153,785
Humana, Inc.
3.15%, 12/1/2022	15,124,000	15,124,000
2.90%, 12/15/2022	21,770,000	21,755,561
0.65%, 8/3/2023	16,792,000	16,295,214
Laboratory Corp. of America Holdings 4.00%, 11/1/2023	1,900,000	1,877,257
		112,200,150
Hotels, Restaurants & Leisure — 0.0% ^
Booking Holdings, Inc. 2.75%, 3/15/2023	985,000	980,451
Industrial Conglomerates — 0.0% ^
3M Co.
1.75%, 2/14/2023	205,000	203,606
2.25%, 3/15/2023 (b)	5,202,000	5,166,855
		5,370,461
Insurance — 3.2%
Allstate Corp. (The) 3.15%, 6/15/2023	1,230,000	1,218,877
Athene Global Funding
1.20%, 10/13/2023 (a)	32,955,000	31,650,312
0.95%, 1/8/2024 (a)	9,598,000	9,099,672
1.00%, 4/16/2024 (a)	21,061,000	19,697,268
(SOFRINDX + 0.70%), 4.50%, 5/24/2024 (a) (c)	43,521,000	42,683,620
Brighthouse Financial Global Funding
0.60%, 6/28/2023 (a)	11,451,000	11,136,872
1.20%, 12/15/2023 (a)	43,419,000	41,581,229
1.00%, 4/12/2024 (a)	7,007,000	6,575,951
Equitable Financial Life Global Funding
0.50%, 4/6/2023 (a)	247,000	243,218

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
(SOFR + 0.39%), 4.22%, 4/6/2023 (a) (c)	63,649,000	63,536,610
Guardian Life Global Funding 3.40%, 4/25/2023 (a)	500,000	497,765
Jackson National Life Global Funding
(SOFR + 0.60%), 4.42%, 1/6/2023 (a) (c)	22,504,000	22,506,138
3.25%, 1/30/2024 (a)	21,256,000	20,683,486
MassMutual Global Funding II 0.85%, 6/9/2023 (a)	39,446,000	38,594,619
Metropolitan Life Global Funding I
3.00%, 1/10/2023 (a) (b)	243,000	242,518
0.90%, 6/8/2023 (a)	12,598,000	12,325,651
New York Life Global Funding
1.10%, 5/5/2023 (a) (b)	8,899,000	8,762,359
3.86%, 8/26/2024 (a)	180,500,000	177,372,765
Principal Financial Group, Inc. 3.13%, 5/15/2023	5,375,000	5,337,931
Principal Life Global Funding II
1.25%, 5/11/2023 (a) (b)	75,151,000	73,886,159
0.50%, 1/8/2024 (a)	1,046,000	994,794
Protective Life Global Funding
0.33%, 12/9/2022 (a)	62,913,000	62,865,789
1.08%, 6/9/2023 (a)	8,062,000	7,898,537
Reliance Standard Life Global Funding II
2.15%, 1/21/2023 (a)	9,976,000	9,932,487
3.85%, 9/19/2023 (a)	4,360,000	4,298,909
2.50%, 10/30/2024 (a)	2,780,000	2,625,675
Swiss Re Treasury U.S. Corp. (Switzerland) 2.88%, 12/6/2022 (a)	35,796,000	35,786,786
		712,035,997
IT Services — 0.0% ^
Fidelity National Information Services, Inc. 0.60%, 3/1/2024	316,000	298,930
Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc. (SOFRINDX + 0.35%), 4.17%, 4/18/2023 (b) (c)	143,174,000	142,951,475
Machinery — 0.3%
Daimler Trucks Finance North America LLC (Germany) (SOFR + 1.00%), 4.82%, 4/5/2024 (a) (c)	58,479,000	58,117,775
Media — 0.0% ^
Fox Corp. 4.03%, 1/25/2024	2,511,000	2,477,498
Metals & Mining — 0.1%
Glencore Funding LLC (Australia) 4.13%, 5/30/2023 (a)	28,801,000	28,595,768
Multi-Utilities — 0.4%
Berkshire Hathaway Energy Co. 3.75%, 11/15/2023	2,000,000	1,974,453
CenterPoint Energy, Inc. (SOFRINDX + 0.65%), 4.46%, 5/13/2024 (c)	35,739,000	35,226,115
Consolidated Edison, Inc. Series A, 0.65%, 12/1/2023	329,000	315,196
Consumers Energy Co. 3.38%, 8/15/2023 (b)	4,440,000	4,389,720
Dominion Energy, Inc. Series D, (ICE LIBOR USD 3 Month + 0.53%), 3.82%, 9/15/2023 (c)	31,071,000	31,007,803
WEC Energy Group, Inc. 0.55%, 9/15/2023	15,845,000	15,285,574
		88,198,861
Oil, Gas & Consumable Fuels — 1.1%
Canadian Natural Resources Ltd. (Canada) 2.95%, 1/15/2023	19,006,000	18,990,252

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Enbridge, Inc. (Canada) (SOFR + 0.40%), 4.21%, 2/17/2023 (c)	29,585,000	29,557,235
Enterprise Products Operating LLC 3.35%, 3/15/2023	85,829,000	85,431,087
EOG Resources, Inc. 2.63%, 3/15/2023 (b)	18,698,000	18,576,829
Equinor ASA (Norway) 2.45%, 1/17/2023	1,130,000	1,126,850
Exxon Mobil Corp. 1.57%, 4/15/2023	48,100,000	47,537,865
Phillips 66 3.70%, 4/6/2023	5,000,000	4,987,843
Saudi Arabian Oil Co. (Saudi Arabia) 1.25%, 11/24/2023 (a) (b)	8,000,000	7,680,000
TransCanada PipeLines Ltd. (Canada) 3.75%, 10/16/2023	25,013,000	24,670,594
		238,558,555
Pharmaceuticals — 0.6%
AstraZeneca plc (United Kingdom) 0.30%, 5/26/2023 (b)	105,787,000	103,483,171
Bristol-Myers Squibb Co. 3.25%, 2/20/2023	410,000	408,933
Shire Acquisitions Investments Ireland DAC 2.88%, 9/23/2023 (b)	130,000	127,528
Takeda Pharmaceutical Co. Ltd. (Japan) 4.40%, 11/26/2023	325,000	322,494
Zoetis, Inc. 3.25%, 2/1/2023	33,982,000	33,883,744
		138,225,870
Road & Rail — 0.4%
Burlington Northern Santa Fe LLC 3.00%, 3/15/2023	3,856,000	3,834,904
Penske Truck Leasing Co. LP
4.25%, 1/17/2023 (a)	1,177,000	1,175,397
2.70%, 3/14/2023 (a)	38,096,000	37,815,165
4.13%, 8/1/2023 (a)	4,071,000	4,031,820
Ryder System, Inc. 3.40%, 3/1/2023	3,000,000	2,986,632
Triton Container International Ltd. (Bermuda) 0.80%, 8/1/2023 (a)	22,739,000	21,914,711
Union Pacific Corp.
2.75%, 4/15/2023	6,395,000	6,343,381
3.50%, 6/8/2023	1,540,000	1,529,131
		79,631,141
Semiconductors & Semiconductor Equipment — 0.2%
NVIDIA Corp. 0.31%, 6/15/2023	39,037,000	38,075,294
Software — 0.3%
Oracle Corp.
2.63%, 2/15/2023 (b)	39,961,000	39,794,038
2.40%, 9/15/2023 (b)	3,827,000	3,748,851
VMware, Inc. 0.60%, 8/15/2023	25,574,000	24,765,051
		68,307,940
Specialty Retail — 0.0% ^
AutoZone, Inc. 2.88%, 1/15/2023	5,100,000	5,086,276
Thrifts & Mortgage Finance — 0.4%
BPCE SA (France)
2.75%, 1/11/2023 (a)	5,000,000	4,982,736
4.00%, 9/12/2023 (a)	19,526,000	19,186,873
Nationwide Building Society (United Kingdom) 2.00%, 1/27/2023 (a)	57,331,000	57,090,000
		81,259,609

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Tobacco — 0.2%
Altria Group, Inc. 2.95%, 5/2/2023	195,000	193,271
Reynolds American, Inc. (United Kingdom) 4.85%, 9/15/2023	45,368,000	45,227,712
		45,420,983
Trading Companies & Distributors — 0.1%
Air Lease Corp. (ICE LIBOR USD 3 Month + 0.35%), 3.64%, 12/15/2022 (b) (c)	13,922,000	13,915,050
Transportation Infrastructure — 0.0% ^
Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.90%, 3/22/2023 (a)	650,000	647,422
Total Corporate Bonds (Cost $8,451,751,691)		8,314,956,374
Asset-Backed Securities — 7.2%
522 Funding CLO Ltd. (Cayman Islands) Series 2019-4A, Class AR, 5.32%, 4/20/2030 (a) (d)	46,421,224	45,729,594
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class A, 4.77%, 12/18/2037 (a) (d)	5,197,897	5,043,904
Aimco CLO Ltd. (Cayman Islands)
Series 2020-12A, Class XR, 4.71%, 1/17/2032 ‡ (a) (d)	3,800,000	3,797,237
Series 2020-12A, Class AR, 5.03%, 1/17/2032 (a) (d)	3,689,000	3,616,459
AIMCO CLO Ltd. (Cayman Islands) Series 2019-10A, Class AR, 5.38%, 7/22/2032 (a) (d)	5,000,000	4,875,290
Anchorage Capital CLO Ltd. (Cayman Islands) Series 2016-9A, Class XR, 5.03%, 7/15/2032 ‡ (a) (d)	875,000	874,623
Apidos CLO (Cayman Islands)
Series 2016-24A, Class A1AL, 5.19%, 10/20/2030 (a) (d)	35,000,000	34,319,320
Series 2019-31A, Class A1R, 5.18%, 4/15/2031 (a) (d)	28,565,000	27,949,110
Ares CLO Ltd. (Cayman Islands) Series 2013-2A, Class XR2, 5.32%, 10/28/2034 (a) (d)	4,000,000	3,997,340
Atlas Senior Loan Fund (Cayman Islands) Series 2019-13A, Class A1NR, 5.40%, 4/22/2031 (a) (d)	9,675,000	9,413,233
Atlas Senior Loan Fund Ltd. (Cayman Islands) Series 2021-18A, Class X, 5.04%, 1/18/2035 ‡ (a) (d)	1,733,333	1,731,836
Bain Capital Credit CLO (Cayman Islands) Series 2019-1A, Class X, 5.06%, 4/19/2034 (a) (d)	4,200,000	4,197,526
Ballyrock CLO Ltd. (Cayman Islands)
Series 2020-2A, Class A1R, 5.25%, 10/20/2031 (a) (d)	20,955,000	20,494,598
Series 2019-1A, Class A1R, 5.11%, 7/15/2032 (a) (d)	42,764,000	41,712,177
Barings CLO Ltd. (Cayman Islands) Series 2013-IA, Class AR, 5.04%, 1/20/2028 (a) (d)	26,335,310	26,050,073
Benefit Street Partners CLO Ltd. (Cayman Islands)
Series 2013-IIA, Class A1R2, 4.95%, 7/15/2029 (a) (d)	15,353,504	15,145,924
Series 2013-IIIA, Class A1R2, 5.24%, 7/20/2029 (a) (d)	28,191,007	27,840,734
Series 2016-10A, Class X, 4.84%, 4/20/2034 (a) (d)	231,250	231,195
Series 2015-6BR, Class X, 4.94%, 7/20/2034 (a) (d)	1,500,000	1,499,492
BMW Vehicle Lease Trust Series 2021-2, Class A2, 0.19%, 11/27/2023	3,821,242	3,810,536
Buckhorn Park CLO Ltd. (Cayman Islands) Series 2019-1A, Class XR, 4.84%, 7/18/2034 (a) (d)	2,916,665	2,914,661
BXMT Ltd. (Cayman Islands) Series 2020-FL3, Class A, 4.88%, 11/15/2037 (a) (d)	45,000,000	44,198,055
Capital One Prime Auto Receivables Trust Series 2020-1, Class A3, 1.60%, 11/15/2024	4,749,089	4,696,055
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands)
Series 2015-1A, Class AR3, 5.22%, 7/20/2031 (a) (d)	7,819,220	7,682,087
Series 2015-5A, Class A1RR, 5.32%, 1/20/2032 (a) (d)	7,485,000	7,321,595
CarMax Auto Owner Trust
Series 2021-2, Class A2A, 0.27%, 6/17/2024	448,572	447,851
Series 2021-4, Class A2A, 0.24%, 11/15/2024	14,941,578	14,811,651
Series 2022-2, Class A2A, 2.81%, 5/15/2025	17,275,917	17,073,510
Carvana Auto Receivables Trust
Series 2021-P3, Class A2, 0.38%, 1/10/2025	18,215,230	18,002,855
Series 2021-P4, Class A2, 0.82%, 4/10/2025	10,586,387	10,465,312

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2022-P1, Class A2, 2.57%, 5/12/2025	54,934,930	54,301,591
CBAM Ltd. (Cayman Islands) Series 2017-2A, Class XR, 4.78%, 7/17/2034 (a) (d)	1,875,000	1,874,931
CIFC Funding Ltd. (Cayman Islands)
Series 2017-1A, Class AR, 5.29%, 4/23/2029 (a) (d)	1,874,794	1,851,992
Series 2017-5A, Class A1, 5.26%, 11/16/2030 (a) (d)	26,090,000	25,758,135
Cloud Pass-Through Trust Series 2019-1A, Class CLOU, 3.55%, 12/5/2022 (a) (d)	5,875	5,870
Dell Equipment Finance Trust Series 2021-2, Class A2, 0.33%, 12/22/2026 (a)	15,986,374	15,760,495
Dryden Senior Loan Fund (Cayman Islands)
Series 2017-47A, Class A1R, 5.06%, 4/15/2028 (a) (d)	28,371,277	28,009,714
Series 2014-36A, Class AR3, 5.10%, 4/15/2029 (a) (d)	42,138,787	41,611,673
Elmwood CLO Ltd. (Cayman Islands) Series 2021-3A, Class A, 5.28%, 10/20/2034 (a) (d)	15,000,000	14,559,000
Exeter Automobile Receivables Trust Series 2021-3A, Class A3, 0.35%, 2/18/2025	1,261,366	1,258,898
Galaxy CLO Ltd. (Cayman Islands)
Series 2013-15A, Class ARR, 5.05%, 10/15/2030 (a) (d)	28,160,000	27,734,080
Series 2016-22A, Class XRR, 4.98%, 4/16/2034 (a) (d)	2,947,369	2,945,642
GM Financial Automobile Leasing Trust Series 2022-2, Class A2, 2.93%, 10/21/2024	66,081,376	65,153,085
GM Financial Consumer Automobile Receivables Trust Series 2022-1, Class A2, 0.76%, 2/18/2025	16,961,136	16,694,187
Goldentree Loan Management US CLO Ltd. (Cayman Islands)
Series 2020-7A, Class XR, 4.74%, 4/20/2034 (a) (d)	1,250,000	1,249,955
Series 2022-12A, Class X, 4.96%, 4/20/2034 ‡ (a) (d)	4,800,000	4,795,805
Series 2022-14A, Class X, 5.16%, 7/20/2035 (a) (d)	3,228,750	3,228,614
Harriman Park CLO Ltd. (Cayman Islands) Series 2020-1A, Class XR, 4.84%, 4/20/2034 (a) (d)	2,499,998	2,498,475
Hyundai Auto Lease Securitization Trust Series 2022-C, Class A2A, 4.34%, 1/15/2025 (a)	48,009,000	47,549,515
ICG US CLO Ltd. (Cayman Islands) Series 2016-1A, Class XRR, 5.31%, 4/29/2034 (a) (d)	2,736,844	2,735,309
KKR CLO Ltd. (Cayman Islands)
Series 13, Class A1R, 4.88%, 1/16/2028 (a) (d)	3,158,877	3,129,711
Series 28A, Class A, 4.43%, 3/15/2031 (a) (d)	13,479,544	13,274,709
Series 32A, Class A1, 5.40%, 1/15/2032 (a) (d)	18,000,000	17,731,404
Series 24, Class A1R, 5.32%, 4/20/2032 (a) (d)	10,000,000	9,789,090
Series 16, Class X, 4.99%, 10/20/2034 (a) (d)	3,500,000	3,498,806
LCM LP (Cayman Islands)
Series 20A, Class AR, 5.28%, 10/20/2027 (a) (d)	6,700,274	6,648,882
Series 14A, Class AR, 5.28%, 7/20/2031 (a) (d)	20,980,000	20,551,316
LCM Ltd. (Cayman Islands)
Series 24A, Class AR, 5.22%, 3/20/2030 (a) (d)	32,198,578	31,553,576
Series 25A, Class AR, 5.06%, 7/20/2030 (a) (d)	29,678,697	29,127,950
Series 29A, Class AR, 5.15%, 4/15/2031 (a) (d)	20,000,000	19,452,640
LMREC LLC Series 2021-CRE4, Class A, 5.09%, 4/22/2037 (a) (d)	14,621,743	14,283,178
Longfellow Place CLO Ltd. (Cayman Islands) Series 2013-1A, Class AR3, 5.08%, 4/15/2029 (a) (d)	6,734,615	6,679,230
Madison Park Funding Ltd. (Cayman Islands) Series 2019-36A, Class X, 4.91%, 4/15/2035 ‡ (a) (d)	1,500,000	1,497,722
Magnetite Ltd. (Cayman Islands)
Series 2012-7A, Class A1R2, 4.88%, 1/15/2028 (a) (d)	27,573,225	27,105,170
Series 2015-16A, Class AR, 4.99%, 1/18/2028 (a) (d)	7,721,503	7,655,384
Series 2016-18A, Class AR2, 5.49%, 11/15/2028 (a) (d)	11,287,665	11,121,477
Series 2014-8A, Class AR2, 5.06%, 4/15/2031 (a) (d)	1,974,188	1,939,012
Series 2016-17A, Class AR, 5.34%, 7/20/2031 (a) (d)	4,000,000	3,935,124
Series 2020-25A, Class A, 5.56%, 1/25/2032 (a) (d)	20,250,000	19,941,653
Series 2017-19A, Class X, 4.78%, 4/17/2034 (a) (d)	3,125,000	3,124,884
Marathon CLO Ltd. (Cayman Islands) Series 2019-1A, Class AANR, 5.40%, 4/15/2032 (a) (d)	35,000,000	34,318,970

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Marlette Funding Trust
Series 2021-2A, Class A, 0.51%, 9/15/2031 (a)	592,023	590,314
Series 2022-1A, Class A, 1.36%, 4/15/2032 (a)	2,296,346	2,245,264
Neuberger Berman CLO (Cayman Islands) Series 2013-15A, Class A1R2, 5.00%, 10/15/2029 (a) (d)	24,276,666	23,896,032
Neuberger Berman CLO Ltd. (Cayman Islands)
Series 2013-14A, Class AR2, 5.40%, 1/28/2030 (a) (d)	15,602,516	15,381,834
Series 2017-16SA, Class XR, 4.88%, 4/15/2034 (a) (d)	5,000,000	4,999,810
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2017-26A, Class AR, 5.11%, 10/18/2030 (a) (d)	24,986,000	24,522,260
Series 2020-37A, Class AR, 5.21%, 7/20/2031 (a) (d)	26,036,000	25,502,653
Newark BSL CLO 2 Ltd. (Cayman Islands) Series 2017-1A, Class A1R, 5.33%, 7/25/2030 (a) (d)	30,394,010	29,956,154
Newark BSL CLO Ltd. (Cayman Islands) Series 2016-1A, Class A1R, 5.46%, 12/21/2029 (a) (d)	19,232,992	18,904,762
OCP CLO Ltd. (Cayman Islands)
Series 2020-8RA, Class A1, 5.30%, 1/17/2032 (a) (d)	35,000,000	34,313,370
Series 2019-17A, Class A1R, 5.28%, 7/20/2032 (a) (d)	13,000,000	12,628,525
Series 2015-9A, Class X, 4.61%, 1/15/2033 ‡ (a) (d)	3,500,000	3,494,638
Series 2020-19A, Class XR, 4.94%, 10/20/2034 (a) (d)	468,750	468,619
Octagon Investment Partners 30 Ltd. (Cayman Islands) Series 2017-1A, Class A1R, 5.24%, 3/17/2030 (a) (d)	35,000,000	34,507,025
OHA Credit Funding 7 Ltd. (Cayman Islands) Series 2020-7A, Class XR, 4.66%, 2/24/2037 ‡ (a) (d)	781,250	779,946
OHA Credit Partners Ltd. (Cayman Islands) Series 2016-13A, Class XR, 5.13%, 10/25/2034 (a) (d)	1,500,000	1,499,935
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2020-1A, Class A1, 5.48%, 2/20/2028 (a) (d)	5,424,079	5,366,659
Series 2020-4A, Class A1, 5.76%, 11/25/2028 (a) (d)	29,122,588	28,800,784
Series 2021-2A, Class A1, 5.48%, 5/20/2029 (a) (d)	26,966,189	26,620,293
Series 2021-4A, Class A1, 4.88%, 10/15/2029 (a) (d)	38,362,393	37,800,576
Series 2022-1A, Class A1, 4.91%, 4/15/2030 (a) (d)	27,577,304	27,126,690
Santander Drive Auto Receivables Trust Series 2022-6, Class A2, 4.37%, 5/15/2025	47,523,000	47,238,128
Sculptor CLO Ltd. (Cayman Islands) Series 27A, Class X, 5.29%, 7/20/2034 (a) (d)	4,000,000	3,999,820
Sound Point CLO II Ltd. (Cayman Islands) Series 2013-1A, Class A1R, 5.40%, 1/26/2031 (a) (d)	2,430,000	2,391,786
Sound Point CLO Ltd. (Cayman Islands) Series 2019-1A, Class AR, 5.32%, 1/20/2032 (a) (d)	7,268,000	7,114,907
Symphony CLO Ltd. (Cayman Islands)
Series 2014-14A, Class AR, 4.96%, 7/14/2026 (a) (d)	1,540,537	1,535,891
Series 2018-20A, Class X, 5.08%, 1/16/2032 (a) (d)	625,000	624,969
Series 2020-24A, Class A, 5.52%, 1/23/2032 (a) (d)	28,550,000	28,125,033
Symphony Static CLO Ltd. (Cayman Islands) Series 2021-1A, Class A, 5.19%, 10/25/2029 (a) (d)	27,995,600	27,524,994
TCI-Symphony CLO Ltd. (Cayman Islands) Series 2017-1A, Class AR, 5.01%, 7/15/2030 (a) (d)	19,894,122	19,579,238
Tesla Auto Lease Trust Series 2020-A, Class A3, 0.68%, 12/20/2023 (a)	1,268,132	1,262,957
Venture CLO Ltd. (Cayman Islands)
Series 2018-33A, Class A1LR, 5.14%, 7/15/2031 (a) (d)	11,836,000	11,559,890
Series 2019-36A, Class XR, 4.94%, 4/20/2032 (a) (d)	2,750,000	2,735,323
Series 2021-43A, Class X, 5.13%, 4/15/2034 (a) (d)	5,000,000	4,996,715
Voya CLO Ltd. (Cayman Islands) Series 2015-1A, Class A1R, 5.09%, 1/18/2029 ‡ (a) (d)	11,677,597	11,529,502
Westlake Automobile Receivables Trust
Series 2021-3A, Class A2, 0.57%, 9/16/2024 (a)	2,247,344	2,229,139
Series 2021-3A, Class A3, 0.95%, 6/16/2025 (a)	20,541,000	19,867,670
World Omni Select Auto Trust Series 2021-A, Class A2, 0.29%, 2/18/2025	3,997,734	3,984,597
Total Asset-Backed Securities (Cost $1,634,890,490)		1,611,587,389

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — 1.1%
Benchmark Mortgage Trust Series 2018-B3, Class A2, 3.85%, 4/10/2051	2,341,507	2,327,471
BX Commercial Mortgage Trust
Series 2021-VOLT, Class A, 4.58%, 9/15/2036 (a) (d)	13,404,255	12,828,852
Series 2020-VKNG, Class A, 4.81%, 10/15/2037 (a) (d)	30,373,970	29,386,743
Series 2021-SOAR, Class A, 4.55%, 6/15/2038 (a) (d)	23,508,225	22,506,152
Series 2022-LP2, Class A, 4.81%, 2/15/2039 (a) (d)	23,345,626	22,395,575
BX Trust Series 2022-IND, Class A, 5.30%, 4/15/2037 (a) (d)	20,888,460	20,292,878
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class AS, 3.42%, 4/10/2046	12,950,249	12,839,163
Series 2014-GC25, Class B, 4.34%, 10/10/2047 ‡ (d)	8,626,000	8,143,220
Series 2018-B2, Class A2, 3.79%, 3/10/2051	6,000,000	5,960,889
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class A, 4.85%, 5/15/2036 (a) (d)	28,000,000	27,638,486
DBGS Mortgage Trust Series 2018-BIOD, Class A, 4.66%, 5/15/2035 (a) (d)	26,339,209	25,742,914
GS Mortgage Securities Corp. Trust Series 2021-RENT, Class A, 4.64%, 11/21/2035 (a) (d)	4,948,778	4,757,574
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (a)	10,000,000	9,355,420
KNDL Mortgage Trust Series 2019-KNSQ, Class A, 4.67%, 5/15/2036 (a) (d)	5,600,000	5,522,226
Morgan Stanley Capital I Trust Series 2018-H3, Class A2, 4.00%, 7/15/2051	3,066,264	3,033,384
SREIT Trust Series 2021-MFP, Class A, 4.61%, 11/15/2038 (a) (d)	6,000,000	5,733,088
UBS Commercial Mortgage Trust Series 2018-C11, Class A2, 3.99%, 6/15/2051	1,386,839	1,372,030
Wells Fargo Commercial Mortgage Trust Series 2018-C46, Class A2, 4.06%, 8/15/2051	9,099,200	8,984,476
WFRBS Commercial Mortgage Trust
Series 2013-UBS1, Class AS, 4.31%, 3/15/2046 (d)	6,584,641	6,411,887
Series 2014-C22, Class AS, 4.07%, 9/15/2057 ‡ (d)	6,901,000	6,563,226
Total Commercial Mortgage-Backed Securities (Cost $251,583,686)		241,795,654
U.S. Government Agency Securities — 0.6%
FFCB Funding Corp. 4.88%, 9/25/2023	5,200,000	5,200,111
FHLB 4.90%, 11/22/2023	121,670,000	121,642,859
Total U.S. Government Agency Securities (Cost $126,833,654)		126,842,970
Foreign Government Securities — 0.1%
Svensk Exportkredit AB (SOFRINDX + 1.00%), 4.80%, 5/25/2023 (c)(Cost $28,521,732)	28,420,000	28,530,738
Short-Term Investments — 54.2%
Certificates of Deposits — 18.2%
Bank of Montreal (Canada)
3.87%, 7/21/2023	54,100,000	53,595,627
5.00%, 10/6/2023	25,000,000	24,894,318
Bank of Nova Scotia (The) (Canada)
(SOFR + 4.40%), 4.34%, 2/6/2023 (c)	91,172,000	91,200,416
(SOFR + 4.45%), 4.39%, 3/24/2023 (c)	153,980,000	154,039,515
(SOFR + 4.62%), 4.56%, 8/1/2023 (c)	74,737,000	74,777,044
Canadian Imperial Bank of Commerce (Canada) , 3.72%, 3/13/2023	18,950,000	18,913,694
Citibank NA
3.77%, 5/2/2023	77,750,000	77,323,061
3.85%, 7/28/2023	72,600,000	71,834,648

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Short-Term Investments — continued
Certificates of Deposits — continued
Cooperatieve Rabobank UA (Netherlands)
(SOFR + 4.31%), 4.25%, 1/27/2023 (c)	40,547,000	40,552,935
2.80%, 5/17/2023	40,743,000	40,305,951
3.74%, 5/31/2023	69,508,000	68,993,926
HSBC Bank USA NA
(SOFR + 4.37%), 4.31%, 4/20/2023 (c)	119,515,000	119,497,335
4.01%, 8/10/2023	53,686,000	53,166,820
Lloyds Bank Corporate Markets plc (United Kingdom) (SOFR + 4.54), 4.48%, 3/22/2023 (c)	70,740,000	70,755,975
Lloyds Bank plc (United Kingdom)
3.68%, 3/17/2023	19,669,000	19,599,211
3.89%, 6/16/2023	17,860,000	17,734,825
Mitsubishi UFJ Trust & Banking Corp. (Japan) (SOFR + 4.36), 4.30%, 3/3/2023 (c)	40,700,000	40,709,435
MUFG Bank Ltd. (Japan) , 5.16%, 5/15/2023	91,130,000	91,170,827
Natixis SA (France)
(SOFR + 4.47%), 4.41%, 3/24/2023 (c)	94,460,000	94,541,127
4.29%, 9/8/2023	83,095,000	82,313,474
Nordea Bank Abp (Finland)
(SOFR + 4.39%), 4.33%, 12/23/2022 (c)	183,097,000	183,138,922
3.43%, 2/10/2023	126,407,000	126,166,819
2.97%, 6/8/2023	57,500,000	56,862,723
Nordea Bk Abp Ny Certificate Of Deposit Fixed Dtd (Finland) , 4.14%, 9/5/2023	93,036,000	92,214,456
Norinchukin Bank (Japan)
(SOFR + 4.42%), 4.36%, 2/27/2023 (c)	138,462,000	138,520,024
3.95%, 8/15/2023	198,472,000	196,422,322
Oversea-Chinese Banking Corp. Ltd. (Singapore) , 5.28%, 7/5/2023	94,717,000	94,717,000
Oversea-Chinese Banking Corp., Ltd. (Singapore) (SOFR + 4.33), 4.27%, 1/24/2023 (c)	137,489,000	137,524,489
Royal Bank of Canada (Canada)
4.08%, 8/4/2023	73,300,000	72,650,863
4.87%, 9/22/2023	81,567,000	81,152,850
Skandinaviska Enskilda Banken AB (Sweden) , 2.85%, 6/1/2023	155,975,000	154,155,764
Standard Chartered Bank (United Kingdom)
2.82%, 5/26/2023	7,111,000	7,028,662
4.02%, 8/11/2023	54,640,000	54,056,386
Sumitomo Mitsui Banking Corp. (Japan)
(SOFR + 4.38%), 4.32%, 12/27/2022 (c)	12,722,000	12,725,440
2.70%, 4/25/2023	39,988,000	39,631,621
2.70%, 4/28/2023	46,823,000	46,393,369
3.05%, 6/7/2023	2,999,000	2,966,260
(SOFR + 4.77%), 4.70%, 7/31/2023 (c)	107,685,000	107,799,321
5.00%, 10/6/2023	96,153,000	95,725,887
Svenska Handelsbanken (Sweden)
(SOFR + 4.29%), 4.23%, 12/22/2022 (c)	202,015,000	202,050,134
2.01%, 3/22/2023	171,141,000	169,813,464
Svenska Handelsbanken AB (Sweden) , 3.46%, 6/13/2023	111,881,000	110,795,539
Toronto-Dominion Bank (The) (Canada)
0.73%, 1/13/2023	75,150,000	74,837,837
2.90%, 6/1/2023	5,344,000	5,282,890
4.07%, 7/18/2023	143,784,000	142,590,599

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Short-Term Investments — continued
Certificates of Deposits — continued
5.38%, 8/1/2023	111,800,000	111,775,468
4.35%, 9/12/2023	180,015,000	178,342,148
UBS AG (Switzerland) , 0.46%, 12/2/2022	40,092,000	40,084,905
Woori Bank (South Korea) (SOFR + 4.67), 4.61%, 8/18/2023 (c)	35,134,000	35,143,139
Total Certificates of Deposit (Cost $4,094,443,382)		4,076,489,465
Commercial Paper — 22.9%
Almntation C-trd Inc Corporate Commercial Paper (Canada)
4.70%, 1/17/2023 (e)	110,000,000	109,312,134
Ameren Corp Corporate Commercial Paper Discount
4.59%, 1/4/2023 (e)	400,000	398,254
American Electric Power Co., Inc.
4.87%, 2/14/2023 (e)	30,739,000	30,419,984
American Honda Finance Corp.
4.91%, 2/21/2023 (e)	65,000,000	64,257,888
ASB Bank Ltd. (New Zealand)
4.10%, 8/18/2023 (e)	67,001,000	64,462,433
Australia & New Zealand Banking Group Ltd. (Australia)
5.52%, 11/20/2023 (e)	68,765,000	65,262,617
5.52%, 11/22/2023 (e)	98,754,000	93,694,882
Bank of Montreal (Canada)
0.67%, 1/5/2023 (e)	31,950,000	31,820,027
Bofa Securities Inc Corporate Commercial Paper
5.41%, 7/19/2023 (e)	48,267,000	46,651,536
BP Capital Markets plc (United Kingdom)
4.88%, 2/21/2023 (e)	50,200,000	49,606,144
4.84%, 2/22/2023 (e)	49,074,000	48,482,920
Canadian Imperial Bank of Commerce (Canada)
3.67%, 5/2/2023 (e)	98,836,000	96,828,567
3.81%, 7/26/2023 (e)	84,793,000	81,912,200
CenterPoint Energy
4.28%, 12/8/2022 (e)	12,500,000	12,488,539
Citigroup Global Markets, Inc.
2.81%, 5/17/2023 (e)	63,509,000	61,964,885
4.12%, 8/9/2023 (e)	8,640,000	8,314,255
Consolidated Ed Co N Corporate Commercial Paper
4.47%, 12/5/2022 (e)	21,400,000	21,387,751
4.47%, 12/6/2022 (e)	25,000,000	24,982,808
4.47%, 12/7/2022 (e)	30,450,000	30,425,547
4.47%, 12/8/2022 (e)	16,233,000	16,218,055
Credit Agricole Corporate and Investment Bank (France)
3.83%, 5/22/2023 (e)	189,761,000	185,250,707
Credit Industriel et Commercial (France)
3.69%, 2/9/2023 (e)	20,180,000	20,008,066
DNB Bank ASA (Norway)
3.89%, 5/24/2023 (e)	52,540,000	51,285,206
3.96%, 5/31/2023 (e)	72,042,000	70,236,964
3.96%, 8/16/2023 (e)	196,307,000	189,191,733

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Short-Term Investments — continued
Commercial Paper — continued
5.47%, 11/17/2023 (e)	188,329,000	179,088,658
5.51%, 11/22/2023 (e)	75,690,000	71,925,028
Dover Corporation Corporate Commercial Paper
4.44%, 1/9/2023 (e)	66,400,000	66,065,049
Duke Energy Corp.
4.40%, 12/14/2022 (e)	30,000,000	29,950,743
4.69%, 2/2/2023 (e)	50,000,000	49,574,755
Enbridge US, Inc.
3.80%, 2/6/2023 (e)	60,235,000	59,672,258
3.77%, 2/7/2023 (e)	51,800,000	51,307,753
3.93%, 3/6/2023 (e)	25,000,000	24,651,533
Enel Finance America LLC (Italy)
1.01%, 1/20/2023 (e)	6,543,000	6,496,524
1.01%, 1/24/2023 (e)	96,810,000	96,052,287
Energy Mo West Inc Corporate Commercial Paper
4.68%, 1/10/2023 (e)	4,200,000	4,178,236
Entergy Corp.
3.98%, 12/5/2022 (e)	34,500,000	34,480,589
4.80%, 1/6/2023 (e)	23,540,000	23,430,885
4.58%, 1/17/2023 (e)	10,000,000	9,938,667
4.63%, 1/25/2023 (e)	8,599,000	8,537,108
4.86%, 2/22/2023 (e)	18,950,000	18,734,930
Evergy, Inc.
4.68%, 1/10/2023 (e)	48,000,000	47,751,267
HSBC USA, Inc.
0.84%, 1/6/2023 (e)	14,000,000	13,939,322
4.18%, 8/1/2023 (e)	7,400,000	7,131,618
KEB Hana Bank
3.77%, 1/17/2023 (e)	56,008,000	55,694,355
Kookmin Bank Rpbl Kore Corporate Commercial Paper (South Korea)
4.65%, 3/9/2023 (e)	76,722,000	75,750,412
Korea Development Bk Corporate Commercial Paper (South Korea)
4.11%, 5/26/2023 (e)	70,956,000	69,208,874
Macquarie Bank Ltd. (Australia)
3.60%, 2/28/2023 (e)	38,200,000	37,752,105
4.06%, 8/18/2023 (e)	9,745,000	9,373,516
5.63%, 11/21/2023 (e)	84,979,000	80,510,870
Mizuho Bank Ltd. (Japan)
3.45%, 1/10/2023 (e)	11,634,000	11,578,443
MUFG Bank Ltd. (Japan)
4.08%, 5/30/2023 (e)	45,800,000	44,641,500
National Australia Bank Ltd. (Australia)
(SOFR + 0.48%), 4.29%, 1/3/2023 (c)	193,244,000	193,297,994
Natixis SA (France)
3.59%, 3/28/2023 (e)	120,852,000	118,975,155
Nisource Inc Corporate Commercial Paper Discount
4.63%, 1/18/2023 (e)	30,000,000	29,810,942
4.68%, 1/19/2023 (e)	24,750,000	24,590,500

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Short-Term Investments — continued
Commercial Paper — continued
Nutrien Ltd Corporate Commercial Paper Discount (Canada)
4.04%, 12/12/2022 (e)	29,500,000	29,458,277
4.48%, 12/16/2022 (e)	25,000,000	24,952,289
4.48%, 12/28/2022 (e)	23,600,000	23,518,410
Parker-Hannifin Corp.
4.96%, 1/24/2023 (e)	30,000,000	29,785,042
4.96%, 1/25/2023 (e)	30,000,000	29,779,827
4.96%, 1/26/2023 (e)	30,000,000	29,774,565
4.96%, 1/27/2023 (e)	25,000,000	24,807,714
4.96%, 1/30/2023 (e)	25,000,000	24,795,311
Procter & Gamble Co. (The)
4.71%, 4/18/2023 (e)	63,530,000	62,372,447
Proctor Gamble Corporate Commercial Paper Discount
4.70%, 4/5/2023 (e)	57,850,000	56,908,896
4.71%, 4/19/2023 (e)	134,422,000	131,951,996
Quanta Services Inc Corporate Commercial Paper
4.71%, 12/5/2022 (e)	15,000,000	14,990,615
0.00%, 12/12/2022 (e)	8,500,000	8,487,049
4.03%, 12/13/2022 (e)	17,900,000	17,870,382
Raytheon Technologies Corp.
4.45%, 5/8/2023 (e)	12,000,000	11,707,228
Royal Bank of Canada (Canada)
0.83%, 1/20/2023 (e)	44,300,000	44,034,030
Royal Bk Canada Ny Bra Corporate Commercial Paper (Canada)
5.61%, 11/22/2023 (e)	103,570,000	98,134,750
Societe Generale SA (France)
0.63%, 1/4/2023 (e)	100,500,000	100,105,161
Standard Chartered Bank (United Kingdom)
3.00%, 6/6/2023 (e)	38,300,000	37,271,143
Suncor Energy, Inc. (Canada)
4.33%, 12/19/2022 (e)	35,000,000	34,920,717
4.79%, 1/3/2023 (e)	65,000,000	64,724,978
4.60%, 1/10/2023 (e)	25,261,000	25,130,099
4.70%, 1/13/2023 (e)	12,600,000	12,529,468
5.16%, 2/21/2023 (e)	10,000,000	9,884,884
0.00%, 2/28/2023 (e)	15,000,000	14,809,875
Svenska Handelsbanken AB (Sweden)
0.81%, 1/18/2023 (e)	86,648,000	86,160,682
Telstra Corp Lmtd Corporate Commercial Paper (Australia)
4.34%, 1/12/2023 (e)	102,800,000	102,282,199
4.65%, 1/24/2023 (e)	25,000,000	24,835,649
Telus Corp Corporate Commercial Paper Discount Dtd (Canada)
4.45%, 1/11/2023 (e)	35,800,000	35,609,544
4.65%, 1/13/2023 (e)	11,430,000	11,366,017
4.96%, 1/17/2023 (e)	3,400,000	3,379,056
5.06%, 2/6/2023 (e)	7,000,000	6,936,163
TELUS Corp. (Canada)
3.67%, 2/21/2023 (e)	65,000,000	64,251,743

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Short-Term Investments — continued
Commercial Paper — continued
Toyota Finance Australia Ltd. (Australia)
5.23%, 5/8/2023 (e)	39,386,000	38,524,749
5.18%, 5/22/2023 (e)	21,801,000	21,278,847
TransCanada PipeLines Ltd. (Canada)
4.48%, 12/15/2022 (e)	60,000,000	59,894,050
4.58%, 12/27/2022 (e)	6,900,000	6,877,230
4.95%, 2/1/2023 (e)	75,000,000	74,373,544
UDR, Inc.
0.00%, 12/29/2022 (e)	10,000,000	9,966,167
United Overseas Bank Ltd. (Singapore)
4.84%, 3/31/2023 (e)	26,900,000	26,460,860
VW Credit, Inc. (Germany)
4.68%, 1/9/2023 (e)	24,250,000	24,127,672
4.70%, 1/19/2023 (e)	17,550,000	17,436,900
Walt Disney Co. (The)
4.70%, 2/22/2023 (e)	36,000,000	35,618,808
4.70%, 2/24/2023 (e)	5,000,000	4,945,629
4.71%, 2/28/2023 (e)	54,500,000	53,875,975
Westpac Banking Corp. (Australia)
3.37%, 1/18/2023 (e)	69,000,000	68,608,462
4.90%, 7/10/2023 (e)	155,918,000	150,987,457
5.52%, 8/23/2023 (e)	80,993,000	77,881,069
Westpac Securities NZ Ltd. (New Zealand)
3.37%, 1/18/2023 (e)	21,550,000	21,427,715
3.49%, 2/2/2023 (e)	54,500,000	54,084,250
4.21%, 8/25/2023 (e)	49,700,000	47,774,578
Total Commercial Paper (Cost $5,132,154,959)		5,120,626,146
	SHARES
Investment Companies — 12.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.59% (f) (g) (Cost $2,816,889,485)	2,816,889,485	2,816,889,485
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.02% (f) (g)	9,710,968	9,711,939
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.59% (f) (g)	2,569,190	2,569,190
Total Investment of Cash Collateral from Securities Loaned (Cost $12,280,158)		12,281,129

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Repurchase Agreements — 0.4%
Wells Fargo Securities LLC, 3.90%, dated 11/30/2022, due 12/15/2022, repurchase price $100,162,500, collateralized by Asset-Backed Securities, 0.00% - 11.73%, due 8/26/2024 - 4/17/2054, with the value of $110,072,500. (Cost $100,000,000)	100,000,000	100,000,000
Total Short-Term Investments (Cost $12,155,767,984)		12,126,286,225
Total Investments — 100.4% (Cost $22,649,349,237)		22,449,999,350
Liabilities in Excess of Other Assets — (0.4)%		(87,478,512)
NET ASSETS — 100.0%		22,362,520,838

Percentages indicated are based on net assets.

Abbreviations
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 is $11,985,074.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2022.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2022.

(e)	The rate shown is the effective yield as of November 30, 2022.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of November 30, 2022.
Futures contracts outstanding as of November 30, 2022:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 2 Year Note	(4,586)	03/31/2023	USD	(942,673,799)	(3,197,644)

Abbreviations
USD	United States Dollar

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,583,086,080	$28,501,309	$1,611,587,389
Commercial Mortgage-Backed Securities	—	227,089,208	14,706,446	241,795,654
Corporate Bonds	—	8,314,956,374	—	8,314,956,374
Foreign Government Securities	—	28,530,738	—	28,530,738
U.S. Government Agency Securities	—	126,842,970	—	126,842,970
Short-Term Investments
Certificates of Deposits	—	4,076,489,465	—	4,076,489,465
Commercial Paper	—	5,120,626,146	—	5,120,626,146
Investment Companies	2,816,889,485	—	—	2,816,889,485
Investment of Cash Collateral from Securities Loaned	12,281,129	—	—	12,281,129
Repurchase Agreements	—	100,000,000	—	100,000,000
Total Short-Term Investments	2,829,170,614	9,297,115,611	—	12,126,286,225
Total Investments in Securities	$2,829,170,614	$19,577,620,981	$43,207,755	$22,449,999,350
Depreciation in Other Financial Instruments
Futures Contracts	$(3,197,644)	$—	$—	$(3,197,644)
There were no significant transfers into or out of level 3 for the period ended November 30, 2022.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2022	Shares at November 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.02% (a) (b)	$36,712,288	$70,000,000	$96,999,999	$(6,866)	$6,516	$9,711,939	9,710,968	$191,711	$—

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)

For the period ended November 30, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2022	Shares at November 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.59% (a) (b)	$5,092,765	$128,748,413	$131,271,988	$—	$—	$2,569,190	2,569,190	$54,011	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.59% (a) (b)	3,227,762,466	10,399,848,780	10,810,721,761	—	—	2,816,889,485	2,816,889,485	35,822,472	—
Total	$3,269,567,519	$10,598,597,193	$11,038,993,748	$(6,866)	$6,516	$2,829,170,614		$36,068,194	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2022.